FILE NOS. 33-62470 AND 811-7704

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 13, 2014

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Post-Effective Amendment No. 131	☒
and REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 132	☒

SCHWAB CAPITAL TRUST

(Exact Name of Registrant as Specified in Charter)

211 Main Street, San Francisco, California 94105

(Address of Principal Executive Offices) (Zip code)

(800) 648-5300

(Registrant’s Telephone Number, including Area Code)

Marie Chandoha

211 Main Street, San Francisco, California 94105

(Name and Address of Agent for Service)

Copies of communications to:

Douglas P. Dick, Esq.	John M. Loder, Esq.	David J. Lekich, Esq.
Dechert LLP	Ropes & Gray LLP	Charles Schwab Investment Management, Inc.
1900 K Street, N.W.	800 Boylston Street	211 Main Street
Washington, DC 20006	Boston, MA 02199-3600	SF211MN-05-491 San Francisco, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)

☒	On February 28, 2014, pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 131 to the Registration Statement of Schwab Capital Trust (the “Registrant”) is being filed, pursuant to paragraph (b)(l)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), for the sole purpose of delaying, until February 28, 2014, the effectiveness of Post-Effective Amendment No. 130 to the Registrant’s Registration Statement filed on December 17, 2013 pursuant to paragraph (a) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 131 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 130.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Post Effective Amendment No. 131 to Registrant’s Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post Effective Amendment No. 131 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington in the District of Columbia, on the 13th day of February, 2014.

SCHWAB CAPITAL TRUST
Registrant

Charles R. Schwab*
Charles R. Schwab, Chairman and Trustee

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 131 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 13th day of February, 2014.

Signature	Title

Charles R. Schwab* Charles R. Schwab	Chairman and Trustee

Walter W. Bettinger, II* Walter W. Bettinger, II	Trustee

Mariann Byerwalter* Mariann Byerwalter	Trustee

John F. Cogan* John F. Cogan	Trustee

William A. Hasler* William A. Hasler	Trustee

David L. Mahoney* David L. Mahoney	Trustee

Kiran M. Patel* Kiran M. Patel	Trustee

Gerald B. Smith* Gerald B. Smith	Trustee

Joseph H. Wender* Joseph H. Wender	Trustee

Marie Chandoha* Marie Chandoha	President and Chief Executive Officer

George Pereira* George Pereira	Treasurer and Principal Financial Officer

*By:	/s/ Douglas P. Dick
Douglas P. Dick, Attorney-in-Fact
Pursuant to Power of Attorney